Federal Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Federal Income Taxes (Details) [Line Items]
Retained earnings for which federal income taxes have not been provided	$ 5,200,000
Amount of unrecognized deferred tax liability relating to the cumulative bad debt deduction	$ 1,300,000
Parent [Member]
Federal Income Taxes (Details) [Line Items]
Recognized a tax benefit		$ 63,000